Investments (excluding Consolidated Investment Entities) - Mortgage Loans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Maximum loan to value ratio generally allowed	75.00%			75.00%
Commercial mortgage loans	$ 8,953.3	[1]		$ 8,666.2	[1]	$ 8,695.5	[1]
Collective valuation allowance	(3.9)			(3.9)		(4.4)
Total net commercial mortgage loans	8,949.4			8,662.3		8,691.1
Impairments on mortgage loans	$ 0		$ 0	$ 7.7		$ 9.3		$ 13.5

[1]	Balances do not include allowance for mortgage loan credit losses.